Pension and severance plans - Accumulated benefit obligations exceed plan assets (Details 4) - Japanese plans - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Pension and severance plans
Projected benefit obligations	¥ 11,233	¥ 11,056
Accumulated benefit obligations	10,812	10,763
Fair value of plan assets	¥ 5,897	¥ 5,941